Taxation (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of income tax expense

Income tax expense is attributable to:
Reconciliation between accounting profit and tax expense
Accounting (loss) / profit	(585,716)	455,435
Tax at the applicable tax rate of 27%	158,143	(122,967)
- Tax loss not recognised	(158,143)	(26,074)
- Assessed loss brought forward	-	149,027
	-	-

Profit before taxation	455,435	(552,004)

Tax at the applicable tax rate of 27%	(122,967)	149,041

- Tax loss not recognised	(26,074)	(149,041)
- Tax loss utilised	149,544	-
	-	-